Other Financial Liabilities	12 Months Ended
Dec. 31, 2021
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Other Financial Liabilities
19.	Other Financial Liabilities
Other financial liabilities as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Current
Derivatives liabilities	￦	82,859	91,739
Financial guarantee liabilities		58,545	19,902

	￦	141,404	111,641

Non-current
Derivatives liabilities	￦	129,505	18,300
Financial guarantee liabilities		4,083	5,696

	￦	133,588	23,996